Quarterly Holdings Report
for

Fidelity® SAI Tax-Free Bond Fund

April 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

STF-QTLY-0621
1.9887624.102

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 93.3%
	Principal Amount	Value
Alabama - 1.2%
Homewood Edl. Bldg. Auth. Rev. Series 2019 A:
4% 12/1/36	$1,025,000	$1,182,915
4% 12/1/38	1,705,000	1,956,970
4% 12/1/41	1,345,000	1,532,837
4% 12/1/44	1,200,000	1,358,291
4% 12/1/49	1,450,000	1,629,543
Lower Alabama Gas District Bonds (No. 2 Proj.) Series 2020, 4%, tender 12/1/25 (a)	8,505,000	9,731,888
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2008, 2.9%, tender 12/12/23 (a)	4,000,000	4,258,207
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	1,400,000	1,589,237

TOTAL ALABAMA		23,239,888

Alaska - 0.3%
Alaska Hsg. Fin. Corp. Series 2021 A:
4% 6/1/30	1,100,000	1,359,391
5% 6/1/27	750,000	937,520
5% 12/1/27	1,000,000	1,265,439
5% 6/1/28	1,315,000	1,683,233
Alaska Int'l. Arpts. Revs. Series 2016 A, 5% 10/1/26	1,415,000	1,689,024

TOTAL ALASKA		6,934,607

Arizona - 0.9%
Arizona State Univ. Revs. Series 2021 C:
5% 7/1/39	1,545,000	2,051,731
5% 7/1/40	1,545,000	2,047,103
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	265,000	277,129
Maricopa County Indl. Dev. Auth.:
(Creighton Univ. Proj.) Series 2020, 5% 7/1/47	600,000	744,645
Bonds Series 2019 B, 5%, tender 9/1/24 (a)	650,000	753,358
Maricopa County Indl. Dev. Auth. Sr. Living Facilities:
(Christian Care Mesa II, Inc.) Series 2014 A, 4.5% 1/1/39	450,000	471,575
Series 2016:
5.75% 1/1/36 (b)	400,000	412,015
6% 1/1/48 (b)	875,000	894,246
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 5% 7/1/36	2,300,000	2,840,028
Phoenix Civic Impt. Board Arpt. Rev. Series 2019 A, 5% 7/1/44	1,700,000	2,119,376
Phoenix Civic Impt. Corp. Series 2019 A:
5% 7/1/32	865,000	1,044,011
5% 7/1/39	500,000	592,296
5% 7/1/45	2,565,000	2,999,986
Western Maricopa Ed. Ctr. District Series 2019 B, 5% 7/1/24	1,380,000	1,583,307

TOTAL ARIZONA		18,830,806

California - 3.3%
California Edl. Facilities Auth. Rev. Series 2018 A, 5% 10/1/42	1,340,000	1,642,330
California Gen. Oblig.:
Series 2017, 5% 11/1/29	2,375,000	3,008,319
Series 2020, 4% 11/1/45	4,200,000	4,738,861
Series 2021, 5% 9/1/29 (c)	10,215,000	13,266,122
California Hsg. Fin. Agcy. Series 2021 1, 3.5% 11/20/35	769,095	894,245
California Muni. Fin. Auth. Rev. Series 2017 A:
5% 7/1/42	1,000,000	1,170,873
5.25% 11/1/36	515,000	595,277
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018:
5% 5/15/34	2,635,000	3,199,436
5% 5/15/39	1,175,000	1,406,669
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A, 5% 7/1/27 (b)	100,000	84,000
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (b)	100,000	84,000
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	800,000	838,458
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1, 5% 6/1/28	1,000,000	1,227,247
Los Angeles Dept. Arpt. Rev. Series B, 5% 5/15/45	9,000,000	11,698,922
Middle Fork Proj. Fin. Auth. Series 2020:
5% 4/1/24	2,745,000	3,061,334
5% 4/1/25	2,885,000	3,309,338
5% 4/1/26	2,030,000	2,392,011
San Diego Assoc. of Governments (Mid-Coast Corridor Transit Proj.) Series 2019 A:
5% 11/15/25	2,000,000	2,325,653
5% 11/15/26	2,000,000	2,396,545
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2019 A, 5% 7/1/49	2,850,000	3,529,830
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	465,000	576,652
Tobacco Securitization Auth. Southern California Tobacco Settlement Series 2019 A1, 5% 6/1/21	1,000,000	1,003,658
Washington Township Health Care District Rev.:
Series 2017 A, 5% 7/1/35	800,000	931,177
Series 2017 B:
5% 7/1/29	485,000	580,384
5% 7/1/30	970,000	1,155,785

TOTAL CALIFORNIA		65,117,126

Colorado - 2.0%
Colorado Health Facilities Auth.:
Bonds:
Series 2018 B, 5%, tender 11/20/25 (a)	1,000,000	1,199,791
Series 2019 B, 5%, tender 8/1/26 (a)	755,000	905,010
Series 2018 A, 4% 11/15/48	960,000	1,092,939
Series 2019 A:
4% 11/1/39	905,000	1,072,538
5% 11/1/22	1,800,000	1,927,501
5% 11/1/26	1,495,000	1,837,560
5% 11/15/39	1,250,000	1,593,888
Colorado Hsg. & Fin. Auth.:
Series 2019 F, 4.25% 11/1/49	410,000	460,906
Series 2019 H, 4.25% 11/1/49	230,000	258,746
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2021 B, 5% 11/1/28	3,775,000	4,907,364
Colorado State Bldg. Excellent Schools Today Ctfs. of Prtn. Series 2018 N:
5% 3/15/37	2,000,000	2,461,435
5% 3/15/38	2,000,000	2,456,065
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/42	6,480,000	6,892,214
Denver City & County Board Wtr. Rev. Series 2020 B, 5% 9/15/27	2,290,000	2,917,348
Univ. of Colorado Enterprise Sys. Rev. Bonds Series 2019 C, 2%, tender 10/15/24 (a)	6,725,000	7,084,808
Vauxmont Metropolitan District:
Series 2019, 5% 12/15/26 (FSA Insured)	135,000	159,476
Series 2020:
5% 12/1/22 (FSA Insured)	165,000	176,633
5% 12/1/50 (FSA Insured)	1,500,000	1,860,106

TOTAL COLORADO		39,264,328

Connecticut - 3.9%
Bridgeport Gen. Oblig. Series 2019 A:
5% 2/1/23 (Build America Mutual Assurance Insured)	630,000	680,589
5% 2/1/25 (Build America Mutual Assurance Insured)	670,000	777,540
Connecticut Gen. Oblig.:
Series 2011 D, 5% 11/1/22	155,000	158,701
Series 2014 H, 5% 11/15/21	1,550,000	1,590,021
Series 2015 B, 5% 6/15/32	265,000	309,237
Series 2016 B:
5% 5/15/25	1,000,000	1,184,803
5% 5/15/26	545,000	666,149
Series 2017 A, 5% 4/15/33	245,000	299,818
Series 2018 A, 5% 4/15/38	1,000,000	1,237,140
Series 2018 F, 5% 9/15/22	235,000	250,556
Series 2019 A, 5% 4/15/26	655,000	798,567
Series 2019 B, 5% 2/15/23	7,000,000	7,602,136
Series 2020 A:
4% 1/15/34	2,250,000	2,707,660
5% 1/15/40	2,000,000	2,551,972
Series A, 5% 3/1/27	1,000,000	1,126,768
Series C, 5% 6/1/23	2,000,000	2,104,301
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/42	3,335,000	3,975,086
(Stamford Hosp. Proj.) Series I, 5% 7/1/30	7,140,000	7,194,324
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	805,000	816,509
Series 2014 A, 1.1%, tender 2/7/23 (a)	6,000,000	6,094,732
Series 2020 B:
5%, tender 1/1/25 (a)	2,405,000	2,786,077
5%, tender 1/1/27 (a)	1,780,000	2,185,038
Series U1, 2%, tender 2/8/22 (a)	105,000	106,501
Series 2019 A:
4% 7/1/21 (b)	100,000	100,169
5% 7/1/27 (b)	555,000	604,304
5% 7/1/34 (b)	685,000	734,494
Series 2019 Q-1:
5% 11/1/24	460,000	532,084
5% 11/1/26	500,000	613,964
Series 2020 K:
4% 7/1/45	2,865,000	3,272,137
5% 7/1/40	1,050,000	1,316,098
Series A, 5% 7/1/26	1,000,000	1,145,961
Series K1, 5% 7/1/33	815,000	951,119
Series K3, 5% 7/1/43	350,000	398,354
Series R:
4% 7/1/36	1,000,000	1,132,363
5% 6/1/32	550,000	708,497
5% 6/1/33	375,000	481,256
5% 6/1/34	575,000	735,485
5% 6/1/35	870,000	1,110,513
Connecticut Hsg. Fin. Auth. Series 2021 B1, 3% 11/15/49 (c)	1,610,000	1,769,419
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2012 A, 5% 1/1/24	410,000	442,465
Series A, 5% 9/1/33	5,000,000	5,687,746
Stratford Gen. Oblig. Series 2019:
5% 1/1/22	1,400,000	1,443,237
5% 1/1/24	1,520,000	1,705,084
5% 1/1/28	3,890,000	4,779,422
Univ. of Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/22	450,000	468,794
Series 2019 A, 5% 11/1/25	495,000	592,183

TOTAL CONNECTICUT		77,929,373

Delaware - 0.1%
Delaware Gen. Oblig. Series 2020 A, 5% 1/1/30	2,240,000	3,001,303
District Of Columbia - 1.7%
District of Columbia Gen. Oblig. Series 2017 D, 5% 6/1/42	500,000	610,957
District of Columbia Rev. Series 2018:
5% 10/1/23	350,000	385,784
5% 10/1/25	495,000	579,530
5% 10/1/26	830,000	997,342
5% 10/1/27	905,000	1,108,961
5% 10/1/43	3,080,000	3,661,977
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Bonds Series 2019 C, 1.75%, tender 10/1/24 (a)	3,225,000	3,365,765
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,500,000	9,212,615
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/38	1,500,000	1,841,860
5% 10/1/44	8,000,000	9,705,610
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2019 B, 5% 10/1/25	1,605,000	1,925,134

TOTAL DISTRICT OF COLUMBIA		33,395,535

Florida - 4.6%
Atlantic Beach Health Care Facilities Series A, 5% 11/15/43	845,000	947,473
Broward County School Board Ctfs. of Prtn. Series 2016, 5% 7/1/26	1,470,000	1,786,897
Cap. Projs. Fin. Auth. Student Hsg. Rev. (Cap. Projs. Ln. Prog. - Florida Univs.) Series 2020 A, 5% 10/1/30	750,000	929,014
Central Florida Expressway Auth. Sr. Lien Rev.:
Orlando & Orange County Expressway Auth. Rev. Series 2017, 5% 7/1/39	2,000,000	2,447,730
Series 2021:
4% 7/1/38 (FSA Insured)	1,140,000	1,394,073
4% 7/1/39 (FSA Insured)	995,000	1,213,287
5% 7/1/32 (FSA Insured)	3,000,000	4,082,658
5% 7/1/33 (FSA Insured)	2,660,000	3,605,075
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	820,000	935,560
Florida Higher Edl. Facilities Fing. Auth.:
(St. Leo Univ. Proj.) Series 2019:
5% 3/1/22	350,000	359,736
5% 3/1/23	400,000	424,133
5% 3/1/24	250,000	272,188
5% 3/1/25	670,000	746,238
Series 2019:
5% 10/1/22	225,000	237,912
5% 10/1/23	250,000	273,860
Florida Hsg. Fin. Corp. Rev. Series 2019 1, 4% 7/1/50	9,590,000	10,662,788
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/29	2,475,000	2,869,582
5% 10/1/35	1,000,000	1,145,825
Hillsborough County Aviation Auth. Rev. Series 2018 F:
5% 10/1/37	1,510,000	1,876,144
5% 10/1/43	2,000,000	2,462,315
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/27	5,000,000	6,242,783
Lee County School Board Ctfs. Series 2019 A:
5% 8/1/27	4,005,000	5,005,133
5% 8/1/28	2,020,000	2,578,849
Lee Memorial Health Sys. Hosp. Rev. Series 2019 A1:
5% 4/1/26	1,000,000	1,199,442
5% 4/1/44	3,235,000	3,972,166
Manatee County School District Series 2017, 5% 10/1/28 (FSA Insured)	2,500,000	3,098,719
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/37	2,000,000	2,393,405
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 B, 5% 5/1/28	1,715,000	1,998,059
Miami-Dade County School District Series 2015, 5% 3/15/26	1,545,000	1,814,887
Miami-Dade County Wtr. & Swr. Rev. Series 2019 B, 4% 10/1/49	4,000,000	4,690,071
Orange County School Board Ctfs. of Prtn. Series 2015 D, 5% 8/1/30	875,000	1,030,796
Pasco County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/35 (Build America Mutual Assurance Insured)	2,000,000	2,483,794
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/28	1,550,000	1,936,006
St. Johns County School Board (School Board of St. Johns County, Florida Master Lease Prog.) Series 2019 A:
5% 7/1/24	800,000	915,408
5% 7/1/25	1,455,000	1,723,462
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/55	1,020,000	1,141,430
Series 2015 A, 5% 12/1/40	1,680,000	1,881,336
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2016 B, 5% 7/1/37	960,000	1,125,808
Series 2020 B:
4% 7/1/45	3,000,000	3,466,571
5% 7/1/40	700,000	888,143
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A:
0% 9/1/38	1,000,000	590,693
0% 9/1/39	850,000	478,904
0% 9/1/40	1,000,000	536,919
0% 9/1/41	1,000,000	512,312
0% 9/1/42	1,000,000	488,538
0% 9/1/45	1,850,000	791,515
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	245,000	302,888
5% 10/15/49	455,000	559,328

TOTAL FLORIDA		92,519,853

Georgia - 2.6%
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/36	1,000,000	1,287,747
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 1994:
2.15%, tender 6/13/24 (a)	6,360,000	6,686,672
2.25%, tender 5/25/23 (a)	1,840,000	1,909,517
Series 2013 1st, 2.925%, tender 3/12/24 (a)	2,320,000	2,480,178
Coweta County Dev. Auth. Rev. (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5% 7/1/44	5,000,000	6,255,029
Fayette County Hosp. Auth. Rev. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 A, 5%, tender 7/1/24 (a)	800,000	895,827
Fulton County Dev. Auth. Rev.:
Series 2019 C, 5% 7/1/28	1,350,000	1,742,019
Series 2019, 4% 6/15/49	190,000	219,448
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series 2019 A:
4% 1/1/49	1,855,000	2,093,350
5% 1/1/26	1,225,000	1,461,306
5% 1/1/30	410,000	515,501
5% 1/1/39	1,215,000	1,486,125
5% 1/1/44	1,590,000	1,922,436
Series C, 5% 1/1/22	100,000	103,102
Series HH, 5% 1/1/22	1,825,000	1,881,610
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/36	1,480,000	1,716,872
4% 7/1/43	1,545,000	1,762,512
Main Street Natural Gas, Inc. Bonds:
Series 2018 A, 4%, tender 9/1/23 (a)	770,000	831,129
Series 2019 B, 4%, tender 12/2/24 (a)	2,640,000	2,950,877
Monroe County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Scherer Proj.) Series 1995, 2.25% 7/1/25	1,110,000	1,144,079
Private Colleges & Univs. Auth. Rev.:
(The Savannah College of Art and Design Projs.) Series 2014, 5% 4/1/44	2,000,000	2,186,792
Series 2020 B:
4% 9/1/38	3,000,000	3,639,221
5% 9/1/25	1,355,000	1,618,227
5% 9/1/31	1,385,000	1,850,510
Series A:
4% 6/1/21	635,000	636,837
5% 6/1/22	420,000	440,236
5% 6/1/23	420,000	458,203
5% 6/1/24	695,000	783,517

TOTAL GEORGIA		50,958,879

Hawaii - 0.8%
Hawaii Gen. Oblig.:
Series 2020 C, 4% 7/1/40	930,000	1,109,567
Series FG, 5% 10/1/27	1,000,000	1,232,317
Honolulu City & County Gen. Oblig.:
(Honolulu Rail Transit Proj.) Series 2020 B, 5% 3/1/29	7,055,000	9,236,057
Series 2018 A, 5% 9/1/41	2,000,000	2,490,988
Series 2019 A, 5% 9/1/24	765,000	884,433
Honolulu City and County Wastewtr. Sys. Series 2015 A, 5% 7/1/40 (Pre-Refunded to 7/1/25 @ 100)	885,000	1,052,311

TOTAL HAWAII		16,005,673

Idaho - 0.4%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2019 A, 4% 1/1/50	120,000	133,602
Series 2021 A:
5% 7/15/29 (c)	3,000,000	3,929,165
5% 7/15/30 (c)	1,000,000	1,331,564
5% 7/15/31 (c)	640,000	865,606
5% 7/15/32 (c)	1,250,000	1,678,092

TOTAL IDAHO		7,938,029

Illinois - 12.7%
Champaign County Cmnty. Unit:
Series 2019:
4% 6/1/26	100,000	116,029
4% 6/1/27	830,000	981,875
4% 6/1/28	625,000	744,528
4% 6/1/29	1,550,000	1,868,451
4% 6/1/30	1,000,000	1,227,470
4% 6/1/31	1,250,000	1,520,700
4% 6/1/34	1,000,000	1,184,256
4% 6/1/35	1,290,000	1,523,674
4% 6/1/36	1,575,000	1,854,861
Series 2020 A:
5% 1/1/29	675,000	856,032
5% 1/1/30	625,000	789,359
5% 1/1/31	850,000	1,068,868
5% 1/1/33	1,650,000	2,061,067
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	59,760
Series 1999, 0% 12/1/22 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,465,000	1,455,559
Series 2011 A:
5% 12/1/41	60,000	61,039
5.5% 12/1/39	170,000	173,514
Series 2012 A, 5% 12/1/42	55,000	57,357
Series 2015 C:
5.25% 12/1/35	2,000,000	2,217,726
5.25% 12/1/39	45,000	49,696
Series 2016 A, 7% 12/1/44	3,200,000	3,857,123
Series 2017 C, 5% 12/1/25	290,000	337,009
Series 2017 H, 5% 12/1/36	650,000	765,145
Series 2018 A, 5% 12/1/27	185,000	223,036
Series 2018 C:
5% 12/1/24	100,000	113,428
5% 12/1/25	505,000	586,860
5% 12/1/27	505,000	608,827
5% 12/1/46	1,590,000	1,858,152
Series 2019 A:
5% 12/1/21	185,000	189,895
5% 12/1/23	2,150,000	2,369,114
5% 12/1/28	240,000	293,893
5% 12/1/30	575,000	711,696
5% 12/1/31	600,000	739,193
Series 2021 A:
5% 12/1/35	3,500,000	4,324,869
5% 12/1/36	1,250,000	1,542,074
5% 12/1/38	1,425,000	1,747,073
Series 2021 B, 5% 12/1/36	1,200,000	1,480,391
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/26	2,090,000	2,436,213
5% 1/1/27	1,520,000	1,810,327
5% 1/1/30	1,745,000	2,183,841
5% 1/1/32	1,300,000	1,605,808
Chicago Midway Arpt. Rev.:
Series 2013 B, 5% 1/1/25	620,000	667,476
Series 2016 B, 5% 1/1/46	6,905,000	8,104,124
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 D, 5% 1/1/25	500,000	538,721
Series 2015 B, 5% 1/1/32	1,000,000	1,153,451
Series 2016 D, 5% 1/1/52	1,205,000	1,441,796
Series 2018 B:
5% 1/1/36	2,250,000	2,807,754
5% 1/1/37	3,250,000	4,044,320
5% 1/1/48	10,000,000	12,195,963
5% 1/1/53	385,000	467,611
Cook County Cmnty. Consolidated School District No. 59 Series 2020:
4% 3/1/24	900,000	994,016
5% 3/1/25	850,000	996,821
5% 3/1/26	1,235,000	1,491,469
5% 3/1/27	1,245,000	1,549,489
5% 3/1/28	1,350,000	1,716,268
Cook County Gen. Oblig. Series 2021 A:
5% 11/15/31	3,650,000	4,825,196
5% 11/15/32	2,400,000	3,160,377
5% 11/15/33	2,350,000	3,082,932
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A:
5% 10/1/27	240,000	300,791
5% 10/1/28	200,000	256,214
5% 10/1/44	1,000,000	1,235,385
5% 10/1/49	1,250,000	1,535,461
5% 10/1/51	1,000,000	1,226,318
Illinois Fin. Auth. Rev.:
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	300,000	357,734
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	5,150,000	5,862,248
5% 5/15/43	50,000	60,991
(Presence Health Proj.) Series 2016 C, 5% 2/15/36	1,000,000	1,210,395
Bonds Series E, 2.25%, tender 4/29/22 (a)	330,000	336,826
Series 2012 A, 5% 5/15/22	1,000,000	1,047,898
Series 2013, 4.25% 5/15/43 (Pre-Refunded to 5/15/22 @ 100)	405,000	421,191
Series 2015 A:
4.125% 11/15/37	680,000	751,287
5% 11/15/45	10,000,000	11,550,426
Series 2016 A:
5% 2/15/24	850,000	961,516
5% 8/15/25	1,175,000	1,386,401
Series 2016 C, 5% 2/15/31	2,500,000	3,059,897
Series 2016:
4% 12/1/35	360,000	394,571
5% 12/1/40	2,150,000	2,559,534
5% 12/1/46	12,400,000	14,651,621
Series 2017 A, 5% 1/1/35	3,000,000	3,564,384
Series 2018 A:
4.25% 1/1/44	55,000	61,848
5% 1/1/38	215,000	259,712
5% 10/1/41	3,000,000	3,670,542
5% 1/1/44	320,000	382,265
Series 2019, 4% 9/1/35	450,000	512,401
Illinois Gen. Oblig.:
Series 2006, 5.5% 1/1/28	5,000,000	6,291,835
Series 2012:
5% 8/1/21	10,000	10,112
5% 8/1/22	60,000	63,384
5% 8/1/24	1,000,000	1,054,854
Series 2013, 5% 7/1/22	40,000	42,110
Series 2014:
5% 2/1/22	215,000	222,357
5% 2/1/23	180,000	194,027
5% 2/1/26	550,000	610,936
Series 2016:
5% 2/1/26	5,270,000	6,246,632
5% 2/1/27	615,000	743,042
Series 2017 C, 5% 11/1/29	1,000,000	1,191,176
Series 2017 D, 5% 11/1/25	1,185,000	1,381,331
Series 2018 A:
5% 10/1/24	500,000	571,374
5% 10/1/28	1,000,000	1,241,844
5% 10/1/29	1,600,000	1,970,159
Series 2018 B, 5% 10/1/26	1,000,000	1,201,883
Series 2019 B:
5% 9/1/21	500,000	507,543
5% 9/1/22	490,000	519,417
5% 9/1/23	500,000	551,083
5% 9/1/24	500,000	569,826
Series 2021 A:
5% 3/1/32	195,000	249,440
5% 3/1/33	1,000,000	1,273,531
5% 3/1/34	1,000,000	1,268,093
5% 3/1/46	2,000,000	2,456,833
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 A, 5% 12/1/22	1,300,000	1,398,074
Series 2015 A, 5% 1/1/37	470,000	549,103
Series 2019 A, 5% 1/1/44	490,000	606,908
Series A:
5% 1/1/38	1,010,000	1,307,287
5% 1/1/41	220,000	282,591
5% 1/1/45	12,260,000	15,600,101
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2018, 5% 2/1/26	2,010,000	2,390,155
Kane County School District No. 131 Series 2020 A:
4% 12/1/30 (FSA Insured)	460,000	545,744
4% 12/1/31 (FSA Insured)	615,000	726,893
4% 12/1/33 (FSA Insured)	255,000	299,464
4% 12/1/35 (FSA Insured)	275,000	321,469
4% 12/1/36 (FSA Insured)	250,000	291,420
4% 12/1/38 (FSA Insured)	580,000	672,779
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 2010 B1:
0% 6/15/43 (FSA Insured)	3,200,000	1,726,173
0% 6/15/46 (FSA Insured)	8,000,000	3,866,992
0% 6/15/47 (FSA Insured)	2,525,000	1,181,794
Series 2017 A, 5% 6/15/57	6,625,000	7,792,054
Series 2020 A:
4% 6/15/50	8,955,000	10,034,201
5% 6/15/50	7,310,000	8,774,724
Series 2020 B, 5% 6/15/42	2,695,000	3,327,195
Northern Illinois Univ. Revs. Series 2020 B:
4% 4/1/36 (Build America Mutual Assurance Insured)	1,300,000	1,515,297
4% 4/1/38 (Build America Mutual Assurance Insured)	1,300,000	1,507,304
4% 4/1/40 (Build America Mutual Assurance Insured)	870,000	1,005,577
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/27	1,200,000	1,432,459
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2014 C, 5% 3/15/23	215,000	232,842
Univ. of Illinois Rev. Series 2018 A, 5% 4/1/29	100,000	125,799

TOTAL ILLINOIS		254,458,650

Indiana - 0.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	580,000	614,555
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	965,000	974,521
Indiana Fin. Auth. Rev. (DePauw Univ. Proj.) Series 2019:
5% 7/1/21	1,440,000	1,450,256
5% 7/1/22	1,510,000	1,588,373
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	340,000	349,965
Indiana Hsg. & Cmnty. Dev. Auth.:
(Glasswater Creek of Whitestown Proj.) Series 2020, 5.375% 10/1/40 (b)	695,000	713,639
Series 2019 B, 3.5% 1/1/49	700,000	767,118
Series A:
3.75% 1/1/49	3,280,000	3,637,718
5% 1/1/28	325,000	408,959
5% 7/1/28	325,000	412,646
5% 1/1/29	325,000	415,964
5% 7/1/29	270,000	348,775
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019, 5% 4/1/43	1,555,000	1,886,923
Series 2020, 5% 4/1/32	765,000	958,553

TOTAL INDIANA		14,527,965

Iowa - 0.6%
Iowa Fin. Auth. Rev.:
Series 2018 B, 5% 2/15/48	1,000,000	1,219,502
Series 2019 A2, 2.875% 5/15/49	535,000	540,555
Series A, 5% 5/15/48	120,000	136,552
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2017, 5% 12/1/46	5,925,000	7,201,392
Tobacco Settlement Auth. Tobacco Settlement Rev.:
Series 2021 A2, 4% 6/1/49	1,200,000	1,369,753
Series 2021 B1, 4% 6/1/49	1,550,000	1,778,227

TOTAL IOWA		12,245,981

Kentucky - 3.9%
Ashland Med. Ctr. Rev. Series 2019:
4% 2/1/36	760,000	831,038
4% 2/1/37	575,000	626,750
5% 2/1/24	1,180,000	1,290,242
5% 2/1/25	945,000	1,059,366
Boyle County Edl. Facilities Rev. Series 2017, 5% 6/1/37	320,000	379,809
Carroll County Poll. Ctlr Rev. Bonds (Kentucky Utils. Co. Proj.) Series 2016 A, 1.55%, tender 9/1/26 (a)	6,750,000	6,767,802
Kenton County Arpt. Board Arpt. Rev. Series 2019:
5% 1/1/38	730,000	912,104
5% 1/1/39	690,000	860,140
5% 1/1/49	2,500,000	3,075,978
Kentucky Econ. Dev. Fin. Auth.:
Bonds Series 2009 B, 2.7%, tender 11/10/21 (a)	355,000	359,302
Series 2019 A2, 5% 8/1/49	3,400,000	4,145,677
Kentucky State Property & Buildings Commission Rev.:
(Proj. No. 112) Series 2016 B, 5% 11/1/27	1,095,000	1,338,247
(Proj. No. 119) Series 2018:
5% 5/1/28	1,000,000	1,266,804
5% 5/1/38	4,000,000	4,897,221
Series 2017:
5% 4/1/25	3,425,000	4,013,344
5% 4/1/26	3,470,000	4,193,662
Series A:
4% 11/1/34	1,250,000	1,451,135
4% 11/1/35	400,000	463,331
4% 11/1/36	1,000,000	1,155,866
4% 11/1/37	1,250,000	1,441,095
5% 11/1/22	1,400,000	1,500,914
5% 8/1/27	400,000	471,585
5% 11/1/29	1,105,000	1,413,229
Series B:
5% 8/1/21	110,000	111,288
5% 8/1/23	1,330,000	1,466,488
5% 8/1/25	2,965,000	3,512,039
5% 8/1/26	1,910,000	2,330,427
5% 5/1/27	2,000,000	2,482,848
Series C, 5% 11/1/21	1,055,000	1,080,139
Kentucky, Inc. Pub. Energy:
Bonds:
Series A, 4%, tender 6/1/26 (a)	11,515,000	13,298,249
Series C1, 4%, tender 6/1/25 (a)	2,000,000	2,254,366
Series A:
4% 6/1/23	585,000	628,307
4% 12/1/24	500,000	560,602
4% 6/1/25	585,000	663,921
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	1,530,000	1,695,310
Series 2020 C, 5%, tender 10/1/26 (a)	525,000	640,619
Series 2020 D, 5%, tender 10/1/29 (a)	630,000	817,784
Series 2016 A, 5% 10/1/31	95,000	114,310
Series 2020 A, 4% 10/1/39	1,500,000	1,720,830

TOTAL KENTUCKY		77,292,168

Louisiana - 0.8%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
4% 12/1/22	815,000	836,160
4% 12/1/23	1,135,000	1,179,660
4% 12/1/24	1,145,000	1,202,565
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	2,020,000	2,369,564
Louisiana Pub. Facilities Auth. Rev.:
(Ochsner Clinic Foundation Proj.) Series 2017, 5% 5/15/27	885,000	1,100,297
Series 2018 E:
5% 7/1/32	1,470,000	1,851,421
5% 7/1/33	1,195,000	1,500,218
5% 7/1/34	1,385,000	1,732,808
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)	1,495,000	1,550,521
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)	1,410,000	1,440,085
2.1%, tender 7/1/24 (a)	680,000	700,832

TOTAL LOUISIANA		15,464,131

Maine - 0.4%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	100,000	104,376
Series 2011:
6.75% 7/1/41 (Pre-Refunded to 7/1/21 @ 100)	630,000	636,609
7.5% 7/1/32 (Pre-Refunded to 7/1/21 @ 100)	1,330,000	1,345,532
Series 2013:
5% 7/1/22	400,000	417,901
5% 7/1/33	395,000	415,250
Series 2017 B, 5% 7/1/33	280,000	330,888
Maine Hsg. Auth. Mtg. Series C, 3.5% 11/15/46	3,575,000	3,761,209
Maine Tpk. Auth. Tpk. Rev. Series 2018, 5% 7/1/47	500,000	607,037

TOTAL MAINE		7,618,802

Maryland - 1.6%
Anne Arundel County Gen. Oblig. Series 2021:
5% 10/1/26	5,425,000	6,724,458
5% 4/1/28	6,575,000	8,476,411
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev.:
Series 2019 B, 4% 9/1/49	585,000	650,620
Series 2019 C:
5% 9/1/27	725,000	904,325
5% 9/1/28	115,000	146,605
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A, 5% 6/1/24	1,000,000	1,108,653
Maryland Gen. Oblig. First Series 2016, 5% 6/1/26	1,785,000	2,038,461
Maryland Health & Higher Edl. Series 2021 A, 5% 6/1/31	350,000	445,730
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2020 B:
5% 4/15/24	705,000	801,373
5% 4/15/25	920,000	1,082,550
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	1,645,000	1,953,515
4% 7/1/50	960,000	1,132,076
5% 7/1/40	4,930,000	6,419,516

TOTAL MARYLAND		31,884,293

Massachusetts - 3.6%
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	5,195,000	5,603,999
Massachusetts Dev. Fin. Agcy. Rev.:
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	1,375,000	1,626,831
Series 2017 A, 5% 1/1/36	2,415,000	2,917,372
Series 2017, 5% 7/1/47	945,000	1,077,792
Series 2018, 5% 1/1/43	1,335,000	1,586,448
Series 2019 K:
5% 7/1/25	825,000	976,098
5% 7/1/26	1,085,000	1,321,974
5% 7/1/27	1,305,000	1,630,255
Series 2019:
5% 7/1/25	655,000	771,115
5% 7/1/26	370,000	448,509
5% 7/1/28	550,000	694,863
5% 7/1/29	500,000	643,194
5% 9/1/59	3,730,000	4,520,118
Series 2020 A:
4% 7/1/45	3,660,000	4,222,631
5% 10/15/25	350,000	421,546
5% 10/15/27	7,500,000	9,580,829
5% 10/15/28	7,340,000	9,606,459
Series A, 4% 6/1/49	2,365,000	2,664,072
Series J2, 5% 7/1/53	3,775,000	4,517,649
Series M:
4% 10/1/50	3,725,000	4,293,801
5% 10/1/45	2,805,000	3,513,596
Massachusetts Gen. Oblig.:
Series 2019 C, 5% 5/1/49	1,630,000	2,060,203
Series E, 5% 11/1/50	3,395,000	4,378,184
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series A, 5% 2/15/49	2,500,000	2,970,555

TOTAL MASSACHUSETTS		72,048,093

Michigan - 2.4%
Detroit Downtown Dev. Auth. Tax Series A, 5% 7/1/37 (FSA Insured)	150,000	169,012
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/50	800,000	966,832
Flint Hosp. Bldg. Auth. Rev. Series 2020:
4% 7/1/41	1,060,000	1,143,569
5% 7/1/25	465,000	526,547
5% 7/1/26	425,000	491,167
5% 7/1/27	660,000	775,478
5% 7/1/28	925,000	1,101,352
Grand Rapids Pub. Schools Series 2019, 5% 11/1/26 (FSA Insured)	920,000	1,137,511
Lake Orion Cmnty. School District Series 2019, 5% 5/1/24	500,000	569,803
Lansing Cmnty. College Series 2019, 5% 5/1/44	5,070,000	6,269,502
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	630,000	665,044
(Henry Ford Health Sys. Proj.) Series 2016, 5% 11/15/25	4,220,000	5,052,523
(Trinity Health Proj.) Series 2017, 5% 12/1/37	1,000,000	1,226,655
Bonds:
Series 2019 B, 3.5%, tender 11/15/22 (a)	620,000	647,740
Series 2019 MI2, 5%, tender 2/1/25 (a)	740,000	862,963
Series 2015 A:
5% 8/1/26	1,675,000	1,920,613
5% 8/1/27	2,680,000	3,070,177
Series 2015, 5% 11/15/28	1,405,000	1,644,942
Series 2016, 5% 11/15/26	850,000	1,047,402
Series 2019 A:
4% 12/1/49	795,000	920,123
5% 11/15/48	290,000	359,767
Series 2020 A, 4% 6/1/49	865,000	985,135
Oakland Univ. Rev.:
Series 2016, 5% 3/1/41	810,000	951,520
Series 2019 A, 5% 3/1/31	580,000	739,412
Series 2019:
5% 3/1/32	650,000	825,789
5% 3/1/33	625,000	791,391
5% 3/1/34	700,000	883,626
5% 3/1/35	700,000	881,898
5% 3/1/36	800,000	1,005,261
5% 3/1/37	900,000	1,127,678
5% 3/1/38	1,325,000	1,656,104
5% 3/1/39	900,000	1,122,272
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D, 5% 9/1/23	525,000	582,077
Univ. of Michigan Rev.:
Series 2017 A, 5% 4/1/24	1,245,000	1,418,544
Series 2020 A, 5% 4/1/50	4,000,000	5,125,347

TOTAL MICHIGAN		48,664,776

Minnesota - 0.6%
City of White Bear Lake (YMCA of Greater Twin Cities Proj.) Series 2018:
5% 6/1/23	515,000	556,274
5% 6/1/27	500,000	593,951
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/43	500,000	596,364
Hennepin County Reg'l. Railroad Auth. Series 2019, 5% 12/1/28	2,120,000	2,775,353
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2016 A, 5% 5/1/46	1,460,000	1,516,748
Series 2018 A, 5% 10/1/45	5,000	5,924
Saint Cloud Health Care Rev. Series 2019:
4% 5/1/49	540,000	603,101
5% 5/1/48	675,000	824,538
Shakopee Sr. Hsg. Rev. Bonds Series 2018, 5.85%, tender 11/1/25 (a)(b)	1,340,000	1,442,906
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. Series 2015 A, 5% 7/1/29	2,240,000	2,610,013

TOTAL MINNESOTA		11,525,172

Mississippi - 0.2%
Mississippi Hosp. Equip. & Facilities Auth.:
Bonds Series II, 5%, tender 3/1/27 (a)	605,000	722,285
Series I:
5% 10/1/22	400,000	426,694
5% 10/1/23	550,000	610,288
5% 10/1/24	535,000	614,892
5% 10/1/26	650,000	791,723
5% 10/1/28	1,000,000	1,270,455

TOTAL MISSISSIPPI		4,436,337

Missouri - 1.4%
Kansas City Wtr. Rev. Series 2020 A:
4% 12/1/32	675,000	835,571
4% 12/1/34	400,000	494,288
4% 12/1/36	700,000	863,050
4% 12/1/37	500,000	615,517
4% 12/1/40	500,000	612,720
5% 12/1/28	580,000	755,330
5% 12/1/29	350,000	465,132
5% 12/1/30	660,000	896,315
5% 12/1/35	600,000	803,056
Missouri Health & Edl. Facilities Rev.:
Series 2017 A, 5% 10/1/42	2,350,000	2,830,980
Series 2019 A:
4% 10/1/48	4,785,000	5,472,219
5% 10/1/46	460,000	564,639
Missouri Hsg. Dev. Commission Single Family Mtg. Rev.:
Series 2019, 4% 5/1/50	155,000	173,103
Series 2021 A, 3% 5/1/52	2,905,000	3,189,210
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/22 (FSA Insured)	1,695,000	1,789,081
Series 2019 C:
5% 7/1/26	1,440,000	1,748,801
5% 7/1/27	2,430,000	3,029,035
Series A, 5.25% 7/1/26 (FSA Insured)	2,790,000	3,437,841
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	55,000	61,443

TOTAL MISSOURI		28,637,331

Montana - 0.0%
Montana Board Hsg. Single Family Series 2019 B, 4% 6/1/50	80,000	90,656
Nebraska - 0.8%
Central Plains Energy Proj. Gas Supply Bonds Series 2019, 4%, tender 8/1/25 (a)	13,400,000	15,240,017
Nevada - 1.1%
Clark County Arpt. Rev. Series 2019 A, 5% 7/1/26	1,255,000	1,537,676
Clark County School District:
Series 2015 C, 5% 6/15/26	3,000,000	3,584,550
Series 2016 B, 5% 6/15/26	1,675,000	2,030,713
Series 2017 A:
5% 6/15/22	2,520,000	2,653,057
5% 6/15/24	250,000	285,353
5% 6/15/25	5,945,000	7,007,596
5% 6/15/26	215,000	260,659
Series 2017 C, 5% 6/15/22	210,000	221,088
Series A, 5% 6/15/27	1,305,000	1,632,853
Nevada Hsg. Division Single Family Mtg. Rev.:
Series 2019 A, 4% 4/1/49	2,360,000	2,627,357
Series 2019 B, 4% 10/1/49	250,000	278,715

TOTAL NEVADA		22,119,617

New Hampshire - 0.4%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	1,784,790	2,103,372
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/34	315,000	391,448
Series 2017, 5% 7/1/44	2,335,000	2,717,933
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	1,695,000	1,732,981
Series 2016, 5% 10/1/23	170,000	188,461

TOTAL NEW HAMPSHIRE		7,134,195

New Jersey - 4.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/26	1,000,000	1,117,319
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (b)	310,000	309,460
Series A, 5% 11/1/31	2,735,000	3,471,143
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B:
5% 6/15/26	1,000,000	1,209,471
5% 6/15/35	580,000	719,529
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (b)	220,000	220,589
(Provident Montclair Proj.) Series 2017, 5% 6/1/25 (FSA Insured)	1,035,000	1,216,193
Series 2013 NN, 5% 3/1/27	1,055,000	1,142,474
Series 2014 PP, 5% 6/15/26	1,000,000	1,137,671
Series 2015 XX:
5% 6/15/21	1,000,000	1,005,403
5% 6/15/22	3,285,000	3,458,070
5% 6/15/23	3,500,000	3,844,652
Series 2016 A, 5% 7/15/27	1,000,000	1,205,457
Series 2016 BBB:
5% 6/15/23	1,400,000	1,537,861
5.5% 6/15/30	230,000	282,284
Series 2018 EEE:
5% 6/15/28	590,000	742,430
5% 6/15/34	1,500,000	1,864,946
Series LLL:
4% 6/15/44	2,935,000	3,321,907
4% 6/15/49	2,690,000	3,025,680
Series MMM:
4% 6/15/35	1,160,000	1,348,947
4% 6/15/36	450,000	521,691
New Jersey Edl. Facility Series 2016 E, 5% 7/1/22	765,000	805,164
New Jersey Gen. Oblig. Series 2020 A:
4% 6/1/30	1,060,000	1,300,781
4% 6/1/31	400,000	496,543
4% 6/1/32	270,000	338,985
5% 6/1/29	1,195,000	1,556,265
New Jersey Health Care Facilities Fing. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 7/1/24 (a)	1,360,000	1,547,213
Series 2019 B2, 5%, tender 7/1/25 (a)	1,665,000	1,957,043
Series 2019 B3, 5%, tender 7/1/26 (a)	1,695,000	2,049,222
Series 2016:
4% 7/1/48	200,000	220,220
5% 7/1/28	1,170,000	1,403,695
5% 7/1/41	90,000	104,857
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2019 A:
5% 12/1/21	285,000	292,993
5% 12/1/23	200,000	223,851
5% 12/1/24	115,000	133,179
5% 12/1/25	215,000	256,059
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/28	1,000,000	1,271,241
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2021 A:
4% 1/1/42	1,710,000	2,029,354
4% 1/1/51	2,000,000	2,340,618
Series D, 5% 1/1/28	1,000,000	1,217,284
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	1,945,000	2,391,235
Series 2010 A, 0% 12/15/27	1,205,000	1,089,685
Series 2018 A:
5% 12/15/32	355,000	443,335
5% 12/15/34	1,350,000	1,677,067
Series 2021 A:
4% 6/15/38 (c)	800,000	896,282
5% 6/15/33	4,520,000	5,851,230
Series 2022 A, 4% 6/15/40 (c)	3,340,000	3,710,233
Series 2022 AA:
5% 6/15/30 (c)	1,970,000	2,403,279
5% 6/15/31 (c)	4,790,000	5,907,518
Series A:
4% 12/15/39	1,000,000	1,144,622
4.25% 12/15/38	2,515,000	2,909,780
Series AA:
4% 6/15/39	1,040,000	1,205,530
4% 6/15/50	2,280,000	2,585,441
5% 6/15/29	405,000	424,709
5% 6/15/36	1,150,000	1,466,185
5% 6/15/50	500,000	616,343
Series BB, 4% 6/15/44	1,300,000	1,464,537
Newark Port Auth. Hsg. Auth. Rev. Series 2007, 5.25% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,145,500
Rutgers State Univ. Rev. Series Q:
5% 5/1/21	395,000	395,000
5% 5/1/22	275,000	288,099
5% 5/1/23	215,000	234,915

TOTAL NEW JERSEY		90,498,269

New Mexico - 0.6%
Albuquerque Brnl Co. Wtr. Utl Series 2018, 5% 7/1/28	1,000,000	1,219,544
New Mexico Hosp. Equip. Ln. Council Rev. Bonds Series 2019 B, 5%, tender 8/1/25 (a)	1,460,000	1,724,712
New Mexico Mtg. Fin. Auth.:
Series 2019 C, 4% 1/1/50	1,000,000	1,113,137
Series 2019 D, 3.75% 1/1/50	355,000	392,334
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev.:
Bonds Series 2019 A, 5%, tender 5/1/25 (a)	5,000,000	5,845,741
Series 2019 A:
4% 5/1/23	590,000	633,360
4% 11/1/23	200,000	218,161
4% 5/1/24	675,000	747,654
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	35,000	35,057
5% 5/15/34	70,000	78,828
5% 5/15/39	50,000	55,803
5% 5/15/44	50,000	55,231
5% 5/15/49	105,000	115,624
Series 2019 B1, 2.625% 5/15/25	55,000	55,169

TOTAL NEW MEXICO		12,290,355

New York - 7.3%
Dorm. Auth. New York Univ. Rev. Series 2017 A, 5% 7/1/46	1,265,000	1,512,464
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A, 5% 2/15/42	3,700,000	4,387,072
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	2,600,000	2,690,113
Series 2018, 5% 9/1/36	250,000	315,380
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	300,000	325,190
New York City Gen. Oblig.:
Series 2021 A1:
5% 8/1/28	2,385,000	3,056,326
5% 8/1/29	2,595,000	3,390,284
Series B, 5% 10/1/42	2,000,000	2,527,475
New York City Hsg. Dev. Corp. Multifamily Hsg. Bonds Series 2021 C2, 0.7%, tender 7/1/25 (a)	1,265,000	1,261,904
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	7,000,000	8,111,839
Series 2018 S2, 5% 7/15/35	1,075,000	1,336,055
New York City Transitional Fin. Auth. Rev.:
Series 2018 A2, 5% 8/1/39	1,800,000	2,229,925
Series 2018 B, 5% 8/1/45	7,150,000	8,811,292
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	3,600,000	4,878,189
New York Dorm. Auth. Rev.:
Bonds:
Series 2019 B1, 5%, tender 5/1/22 (a)	1,200,000	1,227,749
Series 2019 B2, 5%, tender 5/1/24 (a)	880,000	980,790
Series 2019 B3, 5%, tender 5/1/26 (a)	635,000	755,314
Series 2020 A:
4% 9/1/36	550,000	637,025
4% 9/1/38	650,000	748,531
4% 9/1/40	850,000	974,393
4% 9/1/50	3,480,000	3,919,269
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2012 A, 0% 11/15/32	5,515,000	4,484,575
New York Metropolitan Trans. Auth. Rev.:
Series 2017 C1, 5% 11/15/34	1,465,000	1,792,591
Series 2017 D, 5% 11/15/35	2,000,000	2,441,839
Series 2020 A, 5% 2/1/23	3,020,000	3,262,178
Series 2020 D, 4% 11/15/46	13,530,000	15,416,714
Series 2021 A1, 4% 11/15/45	8,500,000	9,747,441
Series D1, 5% 11/1/25	2,050,000	2,185,979
New York State Dorm. Auth. Series 2017 A, 5% 2/15/31	1,000,000	1,223,959
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	1,250,000	1,459,499
Series 2020 C:
5% 3/15/43	5,000,000	6,376,247
5% 3/15/47	10,000,000	12,671,550
Series 2020 E:
4% 3/15/44	9,300,000	10,809,147
4% 3/15/45	7,500,000	8,695,692
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A, 5% 12/1/26 (FSA Insured)	1,625,000	1,804,963
Suffolk County Econ. Dev. Corp. Rev. Series 2021:
4.625% 11/1/31 (b)	250,000	254,211
5.375% 11/1/54 (b)	935,000	953,447
Triborough Bridge & Tunnel Auth. Revs. Series 2018 A, 5% 11/15/44	4,000,000	4,872,710
Triborough Bridge and Tunnel Auth. Series 2021 A1, 5% 5/15/51 (c)	1,875,000	2,413,027

TOTAL NEW YORK		144,942,348

New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
(H. Lee Moffitt Cancer Ctr. Proj.) Series 2016, 5% 11/15/41	5,000,000	6,073,363
Series 194, 5.25% 10/15/55	1,335,000	1,564,524

TOTAL NEW YORK AND NEW JERSEY		7,637,887

North Carolina - 1.0%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A, 4% 6/1/39	875,000	1,034,665
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27 (Escrowed to Maturity)	55,000	69,363
5% 10/1/42 (Pre-Refunded to 10/1/27 @ 100)	465,000	586,429
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	780,000	795,808
Series 2019 C, 2.55%, tender 6/1/26 (a)	1,345,000	1,443,231
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2019, 5% 1/1/49	14,000,000	17,038,216

TOTAL NORTH CAROLINA		20,967,712

Ohio - 4.2%
Akron Bath Copley Hosp. District Rev.:
Series 2016, 5.25% 11/15/46	3,735,000	4,337,550
Series 2020, 5% 11/15/31	385,000	489,264
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	500,000	523,253
American Muni. Pwr., Inc. Rev.:
(Greenup Hydroelectric Proj.):
Series 2016 A, 5% 2/15/41	1,000,000	1,181,138
Series 2016, 5% 2/15/46	1,735,000	2,049,275
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	900,000	905,146
Chillicothe Hosp. Facilities Rev. (Adena Health Sys. Oblig. Group Proj.) Series 2017, 5% 12/1/47	1,000,000	1,192,548
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/24 (FSA Insured)	1,200,000	1,348,162
5% 1/1/25 (FSA Insured)	730,000	850,657
Cleveland State Univ. Gen. Receipts Series 2012, 5% 6/1/37	2,500,000	2,561,725
Columbus Gen. Oblig.:
Series 2016 2, 5% 7/1/25	1,900,000	2,264,415
Series 2019 A, 5% 4/1/33	2,430,000	3,145,778
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 4.25% 6/15/24	385,000	407,078
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	200,000	218,873
Hamilton County HealthCare Facilities Rev. Series 2012, 5.25% 6/1/26	495,000	516,929
Hamilton County Healthcare Rev. (Life Enriching Cmntys. Proj.) Series 2016, 5% 1/1/51	1,000,000	1,076,836
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/33	825,000	1,004,735
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	4,415,000	5,111,299
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/23	435,000	481,088
5% 8/1/45	3,550,000	4,303,626
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 4% 2/15/23	1,075,000	1,125,349
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.) Series 2016, 5% 12/1/22	715,000	769,059
(Kenyon College 2020 Proj.) Series 2020:
4% 7/1/40	730,000	850,760
5% 7/1/35	2,625,000	3,348,271
5% 7/1/42	4,525,000	5,654,280
(Kenyon College, Oh. Proj.) Series 2017, 5% 7/1/42	1,700,000	2,033,970
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	285,000	326,717
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	110,000	124,269
Ohio Spl. Oblig. Series 2020 A:
5% 2/1/23	1,365,000	1,479,855
5% 2/1/24	3,580,000	4,045,611
5% 2/1/26	1,145,000	1,384,056
Ohio Tpk. Commission Tpk. Rev. Series A, 5% 2/15/51	9,280,000	11,923,591
Ross County Hosp. Facilities Rev. (Adena Health Sys. Obligated Group Proj.) Series 2019:
5% 12/1/21	335,000	343,959
5% 12/1/22	360,000	386,269
5% 12/1/23	500,000	556,481
5% 12/1/24	525,000	604,562
5% 12/1/25	460,000	545,793
5% 12/1/26	600,000	730,709
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/26	1,940,000	2,329,506
5% 2/15/27	1,615,000	1,935,698
Series 2019, 5% 2/15/29	745,000	878,115
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/26	1,800,000	2,158,190
Univ. of Cincinnati Gen. Receipts Series 2016 C, 5% 6/1/41	5,000,000	5,939,428

TOTAL OHIO		83,443,873

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/23	750,000	819,245
Oklahoma Dev. Fin. Auth. Rev. (Oklahoma City Univ. Proj.) Series 2019:
4% 8/1/21	380,000	382,441
4% 8/1/22	475,000	490,559
5% 8/1/26	360,000	416,706
5% 8/1/44	660,000	759,600

TOTAL OKLAHOMA		2,868,551

Oregon - 1.0%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
5% 8/15/36	1,300,000	1,694,065
5% 8/15/38	3,700,000	4,793,143
Oregon Bus. Dev. Commission Recovery Zone Facility Bonds (Intel Corp. Proj.) Series 232, 2.4%, tender 8/14/23 (a)	1,695,000	1,771,393
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	10,645,000	11,841,337

TOTAL OREGON		20,099,938

Pennsylvania - 5.7%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/21	985,000	994,494
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021:
5% 7/1/36	605,000	744,509
5% 7/1/38	1,210,000	1,479,557
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2016 A, 5% 11/15/46	4,000,000	4,620,170
Commonwealth Fing. Auth. Rev.:
Series 2019 B, 5% 6/1/26	680,000	821,644
Series 2020 A:
5% 6/1/29	1,750,000	2,241,673
5% 6/1/32	3,000,000	3,935,579
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A, 5% 6/1/34	1,140,000	1,343,288
Doylestown Hosp. Auth. Hosp. Rev.:
Series 2016 B, 5% 7/1/21	1,215,000	1,221,884
Series 2019, 5% 7/1/49	795,000	920,003
Geisinger Auth. Health Sys. Rev. Series 2011 A1, 5.125% 6/1/41	8,000,000	8,029,889
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A:
5% 7/1/21	1,200,000	1,209,208
5% 7/1/22	1,500,000	1,583,980
5% 7/1/23	900,000	992,990
5% 7/1/24	1,700,000	1,951,031
5% 7/1/26	1,900,000	2,329,041
5% 7/1/27	2,000,000	2,517,630
5% 7/1/28	2,080,000	2,678,988
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	505,000	514,738
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2016 A, 5% 10/1/40	2,685,000	3,004,990
Series 2019:
4% 9/1/36	750,000	876,256
4% 9/1/37	750,000	873,691
4% 9/1/38	1,700,000	1,975,322
4% 9/1/39	1,100,000	1,275,236
4% 9/1/44	250,000	286,550
5% 9/1/22	600,000	636,847
5% 9/1/23	500,000	551,897
5% 9/1/24	675,000	772,639
Series 2020:
5% 4/1/22	325,000	336,482
5% 4/1/23	360,000	386,793
5% 4/1/24	365,000	404,522
5% 4/1/25	280,000	319,121
5% 4/1/26	330,000	385,646
5% 4/1/27	630,000	750,291
Montgomery County Indl. Dev. Auth. Series 2015 A, 5.25% 1/15/36	1,060,000	1,188,774
Pennsylvania Econ. Dev. Fing. Auth. Series 2020 A:
5% 4/15/24	550,000	625,184
5% 4/15/25	750,000	882,514
5% 4/15/26	2,500,000	3,034,319
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2009, 2.8%, tender 12/1/21 (a)	200,000	202,936
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2012:
5% 5/1/31 (Pre-Refunded to 11/1/22 @ 100)	1,035,000	1,109,604
5% 11/1/42	1,275,000	1,336,476
Series 2016, 5% 5/1/34	1,600,000	1,887,766
Series 2018 A, 5% 2/15/48	940,000	1,147,554
Pennsylvania State Univ. Series 2020 A, 4% 9/1/50	1,480,000	1,725,675
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016, 5% 6/1/36	2,000,000	2,385,998
Series 2021 A:
4% 12/1/43	3,000,000	3,507,728
4% 12/1/46	5,000,000	5,805,135
4% 12/1/50	1,000,000	1,155,898
Philadelphia Auth. For Indl. Dev. Series 2015 1, 5% 4/1/33	530,000	615,025
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	1,040,000	1,198,215
Philadelphia Gen. Oblig.:
Series 2019 A, 5% 8/1/26	1,165,000	1,424,800
Series 2019 B:
5% 2/1/34	2,250,000	2,888,723
5% 2/1/35	2,750,000	3,515,650
5% 2/1/36	2,415,000	3,077,097
Philadelphia School District:
Series 2018 A, 5% 9/1/26	1,400,000	1,681,279
Series 2019 A:
4% 9/1/35	1,250,000	1,452,257
5% 9/1/23	660,000	726,885
5% 9/1/26	2,000,000	2,401,827
5% 9/1/30	1,335,000	1,731,955
5% 9/1/32	1,000,000	1,289,079
5% 9/1/34	620,000	792,077
5% 9/1/44	1,450,000	1,769,827
Series 2019 B:
5% 9/1/25	1,360,000	1,591,674
5% 9/1/26	1,105,000	1,327,009
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A, 5% 10/1/22	1,000,000	1,067,469
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2019 A, 5% 9/1/44 (FSA Insured)	450,000	558,964
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
4% 6/1/44	235,000	268,753
4% 6/1/49	555,000	630,885
5% 6/1/44	405,000	502,679
5% 6/1/49	645,000	796,382
State Pub. School Bldg. Auth. Lease Rev. (The School District of Philadelphia Proj.) Series 2016 A, 5% 6/1/32 (FSA Insured)	885,000	1,074,580
Union County Hosp. Auth. Rev. Series 2018 B, 5% 8/1/48	1,430,000	1,651,792

TOTAL PENNSYLVANIA		112,997,023

Pennsylvania, New Jersey - 0.1%
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 B, 5% 1/1/24	2,250,000	2,529,722
Rhode Island - 0.0%
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	245,000	272,014
South Carolina - 1.1%
Charleston County Arpt. District Series 2019, 5% 7/1/48	1,875,000	2,326,559
Greenville Hosp. Sys. Facilities Rev. Series 2012, 5% 5/1/23	1,400,000	1,464,819
Patriots Energy Group Fing. Agcy. Bonds Series 2018 A, 4%, tender 2/1/24 (a)	540,000	589,386
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	350,000	393,805
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C, 5% 7/1/33	1,305,000	1,641,671
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 B, 5% 12/1/38	2,300,000	2,550,875
Series 2014 C:
5% 12/1/26	100,000	115,479
5% 12/1/39	1,000,000	1,143,296
5% 12/1/46	4,675,000	5,342,176
Series 2016 A, 5% 12/1/33	220,000	263,907
Series A, 5% 12/1/23	790,000	884,645
Series B, 5% 12/1/24	2,520,000	2,928,108
Spartanburg County Reg'l. Health Series 2017 A, 5% 4/15/48	2,470,000	2,924,165

TOTAL SOUTH CAROLINA		22,568,891

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. Bonds Series 2019 A, 5%, tender 7/1/24 (a)	1,595,000	1,784,670
Tennessee - 2.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1, 5% 8/1/25	615,000	723,374
Series 2019 A2, 5% 8/1/44	2,250,000	2,770,954
Jackson Hosp. Rev. Series 2018 A:
5% 4/1/27	630,000	769,478
5% 4/1/28	420,000	522,546
5% 4/1/41	500,000	607,047
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C:
5% 1/1/27	11,000,000	13,684,502
5% 1/1/30	12,750,000	16,983,286
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. (Lipscomb Univ. Proj.) Series 2019 A:
4% 10/1/49	410,000	432,719
5.25% 10/1/58	1,225,000	1,426,388
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	2,025,000	2,321,925
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	100,000	106,748
Tennessee Hsg. Dev. Agcy. Residential Series 2021 1, 3% 7/1/51	3,010,000	3,307,789

TOTAL TENNESSEE		43,656,756

Texas - 6.7%
Austin Wtr. & Wastewtr. Sys. Rev. Series 2016, 5% 11/15/33	2,000,000	2,475,499
Central Reg'l. Mobility Auth.:
Series 2018, 5% 1/1/25	1,000,000	1,157,379
Series 2020 B:
4% 1/1/34	280,000	334,253
4% 1/1/35	225,000	267,745
4% 1/1/36	245,000	290,536
4% 1/1/37	350,000	413,423
4% 1/1/38	465,000	547,700
4% 1/1/39	600,000	704,334
4% 1/1/40	230,000	269,421
5% 1/1/27	200,000	245,310
5% 1/1/28	230,000	289,079
5% 1/1/29	850,000	1,090,775
5% 1/1/30	400,000	521,232
5% 1/1/31	200,000	259,011
5% 1/1/32	200,000	257,975
5% 1/1/33	300,000	385,288
Series 2021 B:
5% 1/1/30	1,000,000	1,304,032
5% 1/1/32	1,275,000	1,680,377
5% 1/1/39	1,300,000	1,669,928
5% 1/1/46	3,500,000	4,425,197
Series 2021 C, 5% 1/1/27	3,765,000	4,470,290
Collin County Series 2019, 5% 2/15/26	2,315,000	2,806,521
Cypress-Fairbanks Independent School District Bonds Series 2014 B1, 1.25%, tender 8/15/22 (a)	890,000	901,945
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 B:
4% 11/1/34	1,410,000	1,725,921
4% 11/1/35	1,255,000	1,531,985
Dallas Independent School District:
Series 2014 A, 5% 8/15/26	1,315,000	1,512,683
Series 2019:
5% 2/15/23	1,000,000	1,086,583
5% 2/15/24	700,000	788,502
5% 2/15/25	1,000,000	1,166,832
Dallas Wtrwks. & Swr. Sys. Rev. Series 2017, 5% 10/1/46	500,000	610,655
Denton County Gen. Oblig. Series 2020:
4% 5/15/26	2,510,000	2,943,477
4% 5/15/27	1,935,000	2,317,395
Denton Independent School District Bonds Series 2014 B, 2%, tender 8/1/24 (a)	670,000	705,399
Fort Worth Gen. Oblig. Series 2016:
5% 3/1/25	1,000,000	1,173,980
5% 3/1/27	1,000,000	1,208,727
Gregg County Health Facilities Dev. Series 2012 C, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	800,000	844,308
Harris County Toll Road Rev. Series 2018 A, 5% 8/15/43	500,000	619,111
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/39	2,175,000	2,683,880
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019, 5% 9/1/33	765,000	895,062
Houston Gen. Oblig. Series 2017 A, 5% 3/1/31	1,250,000	1,534,214
Houston Independent School District Bonds Series 2013 B, 2.4%, tender 6/1/21 (a)	500,000	500,858
Houston Util. Sys. Rev.:
Series 2017 B, 5% 11/15/35	1,000,000	1,248,056
Series 2020 C, 5% 11/15/28	2,400,000	3,126,526
Irving Hosp. Auth. Hosp. Rev. Series 2017 A, 5% 10/15/35	410,000	475,294
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/43	1,500,000	1,834,693
5% 5/15/48	1,700,000	2,065,395
Series 2020, 5% 5/15/28	2,250,000	2,861,376
Midlothian Independent School District Bonds Series 2013 C, 2%, tender 8/1/24 (a)	565,000	592,793
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A, 5% 4/1/28	1,550,000	1,815,072
North East Texas Independent School District Bonds Series 2019, 2.2%, tender 8/1/24 (a)	345,000	361,680
North Texas Tollway Auth. Rev.:
Series 2016 A, 5% 1/1/30	750,000	890,754
Series 2017 A, 5% 1/1/39	4,000,000	4,892,441
Series 2018:
4% 1/1/38	1,835,000	2,089,098
5% 1/1/35	500,000	615,206
Series 2019 A:
5% 1/1/23	2,000,000	2,158,155
5% 1/1/24	2,100,000	2,357,495
5% 1/1/38	5,000,000	6,284,283
Series 2019 B, 5% 1/1/25	645,000	748,544
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	2,325,000	2,404,091
Plano Independent School District Series 2016 A, 5% 2/15/23	1,000,000	1,086,771
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2018, 2.75%, tender 12/1/22 (a)	1,400,000	1,453,402
Series 2020, 1.75%, tender 12/1/25 (a)	10,750,000	11,140,864
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43 (Pre-Refunded to 8/15/23 @ 100)	2,285,000	2,535,540
Series 2020, 5% 12/1/24	550,000	639,498
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs., Inc.) Series 2016 B, 5% 11/15/40	950,000	1,093,349
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 A, 5% 2/15/47	8,000,000	9,378,729
Series 2018 A, 5% 7/1/22	800,000	843,923
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	727,799	767,951
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	875,000	993,729
Texas Gen. Oblig. Bonds Series 2019 C2, 1.85%, tender 8/1/22 (a)	175,000	175,149
Texas Private Activity Bond Surface Trans. Corp. (LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A:
4% 6/30/36	825,000	964,908
4% 6/30/38	2,100,000	2,438,655
4% 12/31/39	1,750,000	2,022,957
Texas Pub. Fin. Auth. Lease Rev. Series 2019, 5% 2/1/25	1,150,000	1,345,294
Texas State Univ. Sys. Fing. Rev. Series 2019 A:
5% 3/15/24	1,435,000	1,629,038
5% 3/15/25	1,500,000	1,763,289
5% 3/15/26	1,855,000	2,249,786
Texas Trans. Commission Series 2019 A, 0% 8/1/41	1,500,000	679,105
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 4/15/23	1,000,000	1,095,091
Series 2018 A, 5% 10/15/43	1,000,000	1,250,982
Series 2018 B, 5% 4/15/49	1,000,000	1,259,822

TOTAL TEXAS		134,245,606

Utah - 0.4%
Salt Lake City Arpt. Rev.:
Series 2017 B, 5% 7/1/47	4,000,000	4,818,184
Series 2018 B, 5% 7/1/48	1,000,000	1,209,445
Utah Gen. Oblig. Series 2020, 5% 7/1/26	1,000,000	1,230,967

TOTAL UTAH		7,258,596

Vermont - 0.1%
Vermont Hsg. Fin. Agcy. Series A, 3.75% 11/1/50	1,815,000	2,023,083
Virginia - 1.5%
Norfolk Series 2019, 5% 8/1/27	2,150,000	2,727,264
Roanoke Econ. Dev. Auth. Edl. Facilities Series 2018 A, 5% 9/1/27	500,000	599,539
Salem Econ. Dev. Auth. Series 2020:
4% 4/1/38	280,000	308,793
4% 4/1/39	250,000	274,358
4% 4/1/40	280,000	306,906
4% 4/1/45	750,000	812,065
5% 4/1/22	225,000	233,764
5% 4/1/24	300,000	333,291
5% 4/1/26	350,000	408,598
5% 4/1/27	350,000	417,325
5% 4/1/28	440,000	533,177
5% 4/1/29	575,000	706,252
5% 4/1/49	1,000,000	1,174,616
Virginia Gen. Oblig. Series 2018 A, 5% 6/1/27	1,975,000	2,495,578
Virginia Pub. Bldg. Auth. Pub. Facilities Rev. Series 2021 A1:
5% 8/1/26	6,985,000	8,607,565
5% 8/1/27	7,460,000	9,436,853
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	300,000	307,875

TOTAL VIRGINIA		29,683,819

Washington - 2.2%
King County Hsg. Auth. Rev. Series 2019, 3% 11/1/22	1,140,000	1,185,640
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2017, 5% 12/1/38	1,175,000	1,352,670
Univ. of Washington Univ. Revs. Series 2020 A, 5% 4/1/50	3,250,000	4,145,758
Washington Fed. Hwy. Grant Anticipation Rev. (SR 520 Corridor Prog.) Series 2012 F, 5% 9/1/21	480,000	487,656
Washington Gen. Oblig.:
Series 2015 C, 5% 2/1/24	1,250,000	1,414,046
Series 2016 C, 5% 2/1/39	2,560,000	3,045,488
Series 2017 D, 5% 2/1/35	500,000	612,271
Series 2018 C, 5% 2/1/41	1,000,000	1,239,273
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/31	45,000	55,218
5% 7/1/42	560,000	670,658
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/24	200,000	213,333
(Virginia Mason Med. Ctr. Proj.) Series 2017:
5% 8/15/25	245,000	284,913
5% 8/15/26	225,000	268,504
Series 2015, 5% 1/1/25	1,000,000	1,158,561
Series 2017 A, 4% 7/1/42	5,780,000	6,492,025
Series 2017:
4% 8/15/42	7,000,000	7,650,472
5% 8/15/36	500,000	590,684
Series 2020:
5% 9/1/38	2,000,000	2,585,187
5% 9/1/45	2,250,000	2,860,037
5% 9/1/50	2,500,000	3,160,895
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/25	430,000	500,803
5% 10/1/26	2,010,000	2,396,624
5% 10/1/34	1,510,000	1,734,333

TOTAL WASHINGTON		44,105,049

Wisconsin - 0.9%
Pub. Fin. Auth. Edl. Facilities Series 2018 A:
5.25% 10/1/43	530,000	617,104
5.25% 10/1/48	530,000	614,195
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	745,000	910,714
Roseman Univ. of Health Series 2020, 5% 4/1/50 (b)	395,000	454,014
Wisconsin Gen. Oblig. Series 2014 4, 5% 5/1/25	1,240,000	1,438,998
Wisconsin Health & Edl. Facilities:
Series 2018, 5% 4/1/34	2,000,000	2,494,397
Series 2019 A:
2.25% 11/1/26	325,000	325,110
5% 11/1/25	240,000	259,820
5% 11/1/29	170,000	187,578
5% 12/1/30	300,000	383,135
5% 12/1/31	300,000	381,573
5% 12/1/32	350,000	443,586
5% 12/1/33	350,000	442,075
5% 12/1/34	350,000	440,990
5% 12/1/35	450,000	565,553
5% 7/1/44	500,000	589,192
5% 11/1/46	1,445,000	1,525,791
5% 7/1/49	2,000,000	2,347,507
Series 2019 B, 5% 7/1/38	355,000	421,640
Series 2019 B1, 2.825% 11/1/28	365,000	365,717
Series 2019 B2, 2.55% 11/1/27	235,000	235,274
Series 2019:
5% 10/1/24	270,000	309,924
5% 10/1/26	550,000	670,570
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A, 5% 5/1/29	500,000	623,265

TOTAL WISCONSIN		17,047,722

Wyoming - 0.2%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Series 2019 3, 3.75% 12/1/49	3,175,000	3,426,586
TOTAL MUNICIPAL BONDS
(Cost $1,781,269,980)		1,862,872,054

Municipal Notes - 0.1%
New York - 0.1%
New York Metropolitan Trans. Auth. Rev. BAN Series 2018 C, 5% 9/1/21
(Cost $3,025,594)	3,000,000	3,046,046
	Shares	Value

Money Market Funds - 7.8%
Fidelity Tax-Free Cash Central Fund 0.07% (d)(e)
(Cost $155,911,531)	155,876,951	155,923,686
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $1,940,207,105)		2,021,841,786
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(24,409,499)
NET ASSETS - 100%		$1,997,432,287

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,261,494 or 0.4% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$19,228
Total	$19,228

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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